TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity Separate

Account D

Supplement Dated August 24, 2011

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2011)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity Separate

Account D

Supplement Dated August 24, 2011

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2011)

This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity (IRA Series) issued by Transamerica Advisors Life Insurance Company (“TALIC”) and Transamerica Advisors Life Insurance Company of New York (“TALICNY”).

On August 12, 2011 (“reorganization date”) the following fund reorganized:

OLD SUBACCOUNT	NEW SUBACCOUNT
BlackRock International Value Fund	BlackRock International Fund

On or about September 9, 2011 (“reorganization date”) the following funds will be reorganized:

OLD SUBACCOUNT	NEW SUBACCOUNT
BlackRock Global Growth Fund, Inc.	BlackRock Global Opportunities Portfolio
BlackRock High Income Fund	BlackRock High Yield Bond Portfolio

No action is necessary on your part if you want to remain invested in the New Subaccounts. If you do not wish to remain allocated to the New Subaccounts, you may generally transfer your policy value allocated in these New Subaccounts to any other subaccount listed in your Prospectus. However, please note that there may be negative consequences and you may lose certain benefits if your transfer or updated investment allocation violates any allocation guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging, asset rebalancing or guaranteed withdrawal benefits).

If you reallocate your policy value to another subaccount from the New Subaccounts, you will not be charged for the transfer from the New Subaccounts to another available subaccount if made within 30 days of the reorganization date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each contract year.